Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity	Future minimum rental payments under operating leases with initial terms greater than one year as of December 31, 2019 are as follows (in thousands):

	Third Party Leases	Seabrook Lease	All Leases
2020	$18,607	$13,735	$32,342
2021	18,993	12,280	31,273
2022	18,869	9,919	28,788
2023	18,348	9,919	28,267
2024	14,341	9,643	23,984
Thereafter	19,748	30,858	50,606
Total future minimum rental payments	108,906	86,354	195,260
Present value discount	12,262	$12,754	$25,016
Total operating lease liability	$96,644	$73,600	$170,244

Lessee, Operating Lease, Disclosure
The following tables provide further information about our operating leases (dollars in thousands):

	Year Ended December 31, 2019
	Third Party Leases	Seabrook Lease	All Leases
Fixed lease cost	$19,171	$10,834	$30,005
Short-term lease cost	1,603	—	1,603
Variable lease cost	3,058	15,017	18,075
Total lease cost	$23,832	$25,851	$49,683

	As of and for the Year Ended December 31, 2019
	Third Party Leases	Seabrook Lease	All Leases
Current lease liability	$15,136	$11,085	$26,221
Long-term lease liability	$81,508	$62,515	$144,023
Right-of-use asset	$98,268	$73,600	$171,868

Operating cash flows for operating leases	$23,253	25,870	$49,123
Weighted average remaining lease term (years)	6	8	7
Weighted-average discount rate	3.9%	4.0%	4.0%

Lessor, Future Minimum Payments Receivable
Future minimum payments receivable under operating leases with initial terms greater than one year as of December 31, 2019 are estimated as follows (in thousands):

2020	$47,687
2021	48,497
2022	35,569
2023	18,557
2024	18,296
Thereafter	54,472
Total	$223,078

Leases, Investment in Direct Financing Lease	The net investment under this arrangement as of December 31, 2018 and 2019 was as follows (in thousands):

	December 31, 2018	December 31, 2019
Total minimum lease payments receivable	$17,468	$15,721
Less: Unearned income	3,422	2,814
Recorded net investment in direct financing lease	$14,046	$12,907

The net investment in direct financing leases was classified in the consolidated balance sheets as follows (in millions):

	December 31, 2018	December 31, 2019
Other accounts receivable	$1,138	$1,190
Long-term receivables	12,908	11,717
Total	$14,046	$12,907

Future minimum payments receivable under this direct financing lease for the next five years are $1.7 million each year